Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jan. 31, 2023	Dec. 31, 2022
Related Party Transactions
Due from related parties	$ 32,912,000			$ 34,002,000
Prior service cost and periodic cost	886,000
Due to executive officers	28,220,000			16,422,000
Manager
Related Party Transactions
Supervision fees for vessels capitalized	1,100,000			0
Due from related parties	32,900,000			34,000,000.0
Manager | General and administrative expenses
Related Party Transactions
Management fees	10,500,000	$ 10,900,000
Manager | Voyage expenses
Related Party Transactions
Commissions	5,700,000	6,300,000
Manager | Gain on sale of vessels
Related Party Transactions
Commission on sale of vessels (Percentage)			0.50%
Commission on sale of vessels			$ 25,600
Executive officer
Related Party Transactions
Prior service cost and periodic cost		$ 0
Other current liabilities | Executive officer
Related Party Transactions
Advances related to a defined benefit executive retirement plan				6,800,000
Other long-term liabilities | Executive officer
Related Party Transactions
Remaining defined benefit obligation	6,800,000			6,400,000
Accounts payable | Executive officer
Related Party Transactions
Prior service cost and periodic cost	900,000
Due to executive officers	$ 0			$ 100,000